Assets and Liabilities Held for Sale - Additional Information (Detail)	12 Months Ended		24 Months Ended		0 Months Ended										0 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 USD ($)	Apr. 11, 2011 Land use right [Member] sqm	Apr. 11, 2011 Dalian Changzheng [Member] USD ($)	Apr. 11, 2011 Dalian Changzheng [Member] CNY	Feb. 24, 2011 Dalian Changzheng [Member] USD ($)	Feb. 24, 2011 Dalian Changzheng [Member] CNY	Apr. 11, 2011 Beijing Ninetowns Ports [Member] CNY	Apr. 11, 2011 Beijing Aviation Wanyuan Construction Company Limited [Member] CNY	Dec. 31, 2013 Dalian Changzheng [Member] USD ($)	Dec. 31, 2013 Dalian Changzheng [Member] CNY	Dec. 30, 2013 Dalian Changzheng [Member]	Dec. 31, 2012 Dalian Changzheng [Member]	Dec. 30, 2013 Aviation Wanyuan [Member] USD ($)	Dec. 30, 2013 Aviation Wanyuan [Member] CNY	Dec. 31, 2012 Aviation Wanyuan [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of equity interest acquired							70.00%	70.00%									30.00%
Payments to acquire equity interest							$ 19,300,000	117,000,000
Area of land acquired				20,970
Payments to acquire land use rights					46,300,000	280,000,000			153,000,000	127,000,000
Equity ownership													70.00%	70.00%
Equity ownership interest transfer price															25,800,000	156,000,000
Non-controlling interest in discontinued operations											8,276,000	50,103,000
Grants received by subsidiaries from government	35,960,000	240,240,000	$ 45,625,000